Cash Flow Information - Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities [Abstract]
Loss for the year from continuing operations	$ (10,687,852)	$ (1,320,021)	$ (23,838,171)
– amortization of debt discount		272,209
– recapitalization expense			16,301,915
– gain on extinguishment of warrant liabilities	(102,820)
– day-1 loss on warrant liabilities	12,321,980
– change in fair value of warrants	(4,732,050)	(42,872)	(141,874)
– unrealized loss on digital assets	5,038
– exchange rate effect	7,492	(1,388)
– deferred tax benefit	(12,449)
– (increase)/decrease in trade and other receivables	(873,490)
– increase/(decrease) in trade and other payables	1,310,100	1,092,072	7,678,130
Cash flows used in operating activities from continuing operations	$ (2,764,051)